EQUITY - Dividends (Details) € / shares in Units, € in Millions	3 Months Ended												9 Months Ended	12 Months Ended
	Dec. 31, 2018 EUR (€) € / shares	Sep. 28, 2018 EUR (€) € / shares	Jun. 29, 2018 EUR (€) € / shares	Mar. 30, 2018 EUR (€) € / shares	Dec. 31, 2017 EUR (€) € / shares	Sep. 29, 2017 EUR (€) € / shares	Jun. 30, 2017 EUR (€) dividend_payment € / shares	Mar. 31, 2017 EUR (€) € / shares	Dec. 31, 2016 EUR (€) € / shares	Sep. 30, 2016 € / shares	Jul. 01, 2016 EUR (€) € / shares	Apr. 01, 2016 EUR (€) € / shares	Sep. 30, 2016 EUR (€)	Dec. 31, 2018 EUR (€)	Dec. 31, 2017 EUR (€)	Dec. 31, 2016 EUR (€)
Share Capital, Reserves And Other Equity Interest [Abstract]
Total dividend on ordinary shares paid | €	€ 134	€ 127	€ 126	€ 126	€ 101	€ 102	€ 204	€ 82	€ 82		€ 61	€ 61	€ 0	€ 513	€ 489	€ 204
Dividend rate (in euros per share) | € / shares	€ 0.28	€ 0.26	€ 0.26	€ 0.26	€ 0.21	€ 0.21	€ 0.21	€ 0.17	€ 0.17	€ 0	€ 0.30	€ 0.30
Number of dividend payments | dividend_payment							2